Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements [Abstract]
Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

REVENUE RECOGNITION—Performance fees or carried interest are allocated to the general partner, special limited partner or asset manager of Kennedy-Wilson's real estate funds and loan pool participations based on cumulative performance of the fund and loan pools and are subject to preferred return thresholds of the limited partners and participants. At the end of each reporting period, Kennedy-Wilson calculates the performance fee that would be due to the general partner, special limited partner or asset manager's interests for a fund or loan pool, pursuant to the fund agreement or participation agreements, as if the fair value of the underlying investments were realized as of such date, irrespective of whether such amounts have been realized. As the fair value of underlying investments varies between reporting periods, it is necessary to make adjustments to amounts recorded as performance fees to reflect either (a) positive performance resulting in an increase in the performance fee allocated to the general partner or asset manager or (b) negative performance that would cause the amount due to Kennedy-Wilson to be less than the amount previously recognized as revenue, resulting in a negative adjustment to performance fees allocated to the general partner or asset manager. Substantially all of the carried interest is recognized in equity in joint venture income and substantially all of the performance fees are recognized in management and leasing fees in our consolidated statement of operations and comprehensive (loss) income. Total performances fees recognized through September 30, 2011 that may be reversed in future periods if there is negative fund performance were $2.6 million. $1.1 million of the performance fees were recognized during the nine months ended September 30, 2011. None of the performance fees were recognized during the nine months ended September 30, 2010.

INVESTMENTS IN LOAN POOL PARTICIPATIONS AND NOTES RECEIVABLE—Interest income from investments in loan pool participations and notes receivable are recognized on a level yield basis under the provisions of Loans and Debt Securities Acquired with Deteriorated Credit Quality ASC Subtopic 310-30, where a level yield model is utilized to determine a yield rate which, based upon projected future cash flows, accretes interest income over the estimated holding period. In the event that the present value of those future cash flows is less than net book value, a loss would be immediately recorded. When the future cash flows of a note cannot be reasonably estimated, cash payments are applied to the cost basis of the note until it is fully recovered before any interest income is recognized.

ACCOUNTS RECEIVABLE—Accounts receivable are recorded at the contractual amount as determined by the underlying agreements and do not bear interest. An allowance for doubtful accounts is provided when the Company determines there are probable credit losses in the Company's existing accounts receivable and is determined based on historical experience. The Company reviews its accounts receivable for probable credit losses on a quarterly basis. As of September 30, 2011, the Company had no allowance for doubtful accounts and during the three and nine months ended September 30, 2011 and September 30, 2010 had recorded no provision for doubtful accounts.

INVESTMENTS IN MARKETABLE SECURITIES—Investments in marketable equity securities are categorized as available-for-sale in accordance with the provision of Investments—Debt and Equity Securities ASC Subtopic 320-10. Available for-sale securities are carried at fair value with period unrealized gains and losses included in other comprehensive income. Realized gains and losses and declines in value judged to be other-than-temporary are included in net income. Interest and dividends on securities classified as available-for-sale are included in interest and other income.

RECENT ACCOUNTING PRONOUNCEMENTS—In June 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Update No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Update 2011-05 requires an entity to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The adoption of this update is not expected to have a material impact to our financial statements.

In May 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-04, Fair Value Measurement—Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in US GAAP and IRFS. Update No. 2011-04 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Update 2011-04 is intended to result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The adoption of this update is not expected to have a material impact to our financial statements.

In September 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment intended to simplify goodwill impairment testing. Entities will be permitted to perform a qualitative assessment on goodwill impairment to determine whether it is more likely than not (defined as having a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. The adoption of this update is not expected to have a material impact on our financial statements.